Note 3 - Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Accumulated deficit	$ (13,064,966)		$ (10,464,292)	$ (5,616,686)
Net loss	(2,600,674)	$ (704,247)	(4,847,606)	(3,857,856)
Net cash used in operating activities	$ (273,159)	$ (115,829)	$ (457,380)	$ (750,750)